Acquisitions and disposals - Additional Information (Detail) $ / shares in Units, ر.س in Millions, £ in Millions, shares in Millions, $ in Millions					12 Months Ended
	Aug. 15, 2022 GBP (£)	Jul. 18, 2022 GBP (£)	Jul. 01, 2022 GBP (£)	May 20, 2021 USD ($) $ / shares shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Apr. 18, 2023 GBP (£)	Apr. 18, 2023 USD ($) $ / shares	Nov. 24, 2022 GBP (£)	Nov. 24, 2022 SAR (ر.س)	Aug. 15, 2022 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill						£ 1,127
Carrying value of investment net of non controlling interest		£ 11,000
Reclassification of cumulative exchange differences arising on translation of foreign currency net assets of divested subsidiaries and offsetting net investment hedges reserves		£ 600
Total gain on the demerger of Consumer Healthcare						10,084
Consumer Healthcare Business
Disclosure of detailed information about business combination [line items]
Percentage of GSK holding		68.00%
Dividend funded by debt financing		£ 10,400
Dividend funded by debt financing attributable to GSK		7,100
Dividends distributed from cash balance		600
Dividends distributed from cash balance attributable to GSK		400
Fair value of the assets distributed		£ 15,500
GSK Holding | Consumer Healthcare Business
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		54.50%
Haleon plc | Pfizer
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		32.00%
Haleon plc | GSK Aggregate Holding
Disclosure of detailed information about business combination [line items]
Percentage of ownership divested		80.10%
Percentage of ownership distributed		13.50%
Liability eliminated on demerger		£ 6,300
Additional gain amount		2,400
Fair value of holding		£ 3,900
Haleon plc | GSK Shareholders
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		54.50%
Haleon plc | GSK and GSKs Consolidated ESOT Trusts
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		6.00%
Haleon plc | Scottish Limited Partnerships
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		7.50%
Haleon plc | GSK Holding
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		54.50%
Gain on distribution of fair value less book value of the attributable net assets of discontinued business amount		£ 7,700
Bellus
Disclosure of detailed information about business combination [line items]
Acquisition of interest in subsidiary, consideration per share (in USD per share) | $ / shares								$ 14.75
Equity interests of acquirer							£ 1,600	$ 2,000
Sierra Oncology Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%									100.00%
Cash and cash equivalents			£ 1,600									$ 1,900
Payments made for transaction costs and other			£ 52
Additional recognition, goodwill						162
Affinivax, Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%										100.00%
Cash and cash equivalents	£ 1,800										$ 2,200
Payments made for transaction costs and other	71
Business combination potential milestone payment per tranche	500										$ 600
Contingent liabilities recognised as of acquisition date	£ 482
Additional recognition, goodwill						965
Affinivax, Inc | Deferred taxation
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration					£ (8)
Affinivax, Inc | Intangible assets material to entity
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration					(39)
Affinivax, Inc | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration					31
Glaxo Saudi Arabia Limited (Saudi Arabia)
Disclosure of detailed information about business combination [line items]
Business combination step acquisition remaining equity interest acquired									25.00%	25.00%
Business combination consideration payable for step acquisition									£ 21	ر.س 94
2022 Business acquisitions
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents					5
Business combinations
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents					£ 1,605
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations						£ 10
Business combinations | 2021 associate and joint venture disposals | Innoviva Inc
Disclosure of detailed information about business combination [line items]
Investment owned number of shares disposed off | shares				32
Disposal of interest in associates consideration receivable (in USD per share) | $ / shares				$ 12.25
Gross proceeds from disposal of interest in associates | $				$ 392